Note 7 - Property and Equipment, Net	12 Months Ended
Dec. 31, 2023
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]
7.	PROPERTY AND EQUIPMENT, NET

Property and equipment, net as of December 31, 2023 and 2022 consists of the following (in thousands):

	As of December 31,
	2023	2022
Machinery and equipment	$171	$2,528
Computers, software and related equipment	26	432
Office furniture and equipment	24	651
Vehicles	60	846
Leasehold improvements	—	4,830
Construction in progress	—	1,401
Total property and equipment	281	10,688
Less accumulated depreciation and amortization	—	(3,023)
Property and equipment, net	$281	$7,665

For the year ended December 31, 2023, the Company recorded impairment charges on assets classified as property and equipment of $7,418, included within impairment of long-lived assets within the Company's consolidated statements of operations. No impairment charges were recorded for the year ended December 31, 2022.

Depreciation and amortization expense related to property and equipment amounted to $1,547 and $1,422 recognized within research and development, sales and marketing, and general and administrative expenses within the consolidated statements of operations and comprehensive loss for the years ended December 31, 2023 and 2022, respectively. The Company recorded disposals of gross property and equipment of $1,041 and $604 in the years ended December 31, 2023 and 2022, respectively. The carrying amounts of the property and equipment disposed in the years ended December 31, 2023 and 2022 were $342 and $0, respectively.